Pay vs Performance Disclosure	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)	Oct. 01, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 28, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to Item 402(v) of SEC Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”), Mr. Woltz, and our other NEOs (“Non-PEO NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for H.O. Woltz III ($)	Compensation Actually Paid to H.O. Woltz III(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net income ($ Thousands)	Return on Invested Capital(5) (%)
2024	2,104,016	1,717,527	697,553	587,848	212.31	231.87	19,305	6.3
2023	2,146,512	2,297,925	594,499	553,469	207.28	146.15	32,415	9.1
2022	2,503,834	1,508,180	924,155	672,291	157.60	109.34	125,011	47.6
2021	2,475,749	4,043,446	972,237	1,368,777	219.98	144.86	66,610	36.9

Company Selected Measure Name	return on invested capital
Named Executive Officers, Footnote
(1)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 2 below.

PEO Total Compensation Amount	$ 2,104,016	$ 2,146,512	$ 2,503,834	$ 2,475,749
PEO Actually Paid Compensation Amount	$ 1,717,527	2,297,925	1,508,180	4,043,446
Adjustment To PEO Compensation, Footnote

H.O. Woltz III

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2024	2,104,016	177,548	912,516	—	703,575	1,717,527
2023	2,146,512	—	700,001	—	851,414	2,297,925
2022	2,503,834	—	650,001	—	(345,653)	1,508,180
2021	2,475,749	195,092	600,027	46,686	2,316,130	4,043,446

H.O. Woltz III

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2024	796,871	(81,398)	—	(11,898)	—	—	703,575
2023	671,800	109,575	—	70,039	—	—	851,414
2022	436,799	(561,775)	—	(220,677)	—	—	(345,653)
2021	683,259	1,129,842	—	503,029	—	—	2,316,130

Non-PEO NEO Average Total Compensation Amount	$ 697,553	594,499	924,155	972,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ 587,848	553,469	672,291	1,368,777
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs (Average)

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2024	697,553	96,938	206,247	41,515	151,965	587,848
2023	594,499	19,971	150,000	30,438	98,503	553,469
2022	924,155	8,192	206,242	48,049	(85,479)	672,291
2021	972,237	80,988	196,254	47,191	626,592	1,368,777

Non-PEO NEOs (Average)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2024	177,685	(21,465)	—	(4,255)	—	—	151,965
2023	143,885	23,577	—	15,115	(84,074)	—	98,503
2022	137,475	(166,711)	—	(56,242)	—	—	(85,479)
2021	223,475	284,514	—	118,603	—	—	626,592

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND INSTEEL TOTAL SHAREHOLDER RETURN (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND NET INCOME

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND RETURN ON INVESTED CAPITAL

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our return on invested capital over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN INSTEEL TSR AND PEER GROUP TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Building Products Index over the same period.

Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL MEASURE

The Committee believes that return on invested capital was, for the most recently completed fiscal year, the most appropriate metric for linking pay and performance in that it is driven off both the generation of earnings and responsible management of our balance sheet and is closely correlated with the creation of shareholder value. Return on invested capital was the only financial measure used by Insteel to link the Compensation Actually Paid to Mr. Woltz and our other NEOs for fiscal 2024 to company performance. The Committee does not utilize nonfinancial performance metrics to determine the compensation of Mr. Woltz or our other NEOs.

Total Shareholder Return Amount				219.98	$ 157.60	$ 207.28	$ 212.31
Peer Group Total Shareholder Return Amount				144.86	$ 109.34	$ 146.15	$ 231.87
Net Income (Loss) Attributable to Parent	$ 19,305,000	$ 32,415,000	$ 125,011,000	$ 66,610,000
Company Selected Measure Amount	6.3	9.1	47.6	36.9
PEO Name	H.O. Woltz III	H.O. Woltz III	H.O. Woltz III	H.O. Woltz III
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name	return on invested capital
PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 177,548	$ 0	$ 0	$ 195,092
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	912,516	700,001	650,001	600,027
PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	46,686
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	703,575	851,414	(345,653)	2,316,130
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	796,871	671,800	436,799	683,259
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,398)	109,575	(561,775)	1,129,842
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,898)	70,039	(220,677)	503,029
PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	703,575	851,414	(345,653)	2,316,130
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,938	19,971	8,192	80,988
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	206,247	150,000	206,242	196,254
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,515	30,438	48,049	47,191
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	151,965	98,503	(85,479)	626,592
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,685	143,885	137,475	223,475
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,465)	23,577	(166,711)	284,514
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,255)	15,115	(56,242)	118,603
Non-PEO NEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(84,074)	0	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 151,965	$ 98,503	$ (85,479)	$ 626,592